Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Current and non-current deferred income tax assets

	2012	2011
Net current deferred income tax asset:
Allowance for doubtful accounts	$1,151,100	$830,000
Accrued expenses	305,500	222,700

Subtotal	1,456,600	1,052,700

Less valuation allowance	(1,456,600)	(1,052,700)

Total	$—	$—

Net non-current deferred income tax asset:
Net operating loss carry-forwards	$2,752,200	$3,298,400
Accumulated depreciation and amortization	(1,243,500)	(344,600)

Subtotal	1,508,700	2,953,800
Less valuation allowance	(1,508,700)	(2,953,800)

Total	$—	$—